Share Based Compensation - Summary of Activities of Service-based RSU (Detail) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Number of RSUs
Number of RSUs, Unvested Beginning balance	50,365,952	68,283,127	4,895,060
Number of RSUs, Granted	42,695,000	53,563,150	78,715,557
Number of RSUs, Vested	(8,195,402)	(18,466,165)	(6,114,640)
Number of RSUs, Forfeited	(14,092,450)	(53,014,160)	(9,212,850)
Number of RSUs, Unvested Ending balance	70,773,100	50,365,952	68,283,127
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested Beginning balance	$ 0.31	$ 0.66	$ 0.45
Weighted-Average Grant-Date Fair Value, Granted	0.05	0.23	0.67
Weighted-Average Grant-Date Fair Value, Vested	0.62	0.65	0.63
Weighted-Average Grant-Date Fair Value, Forfeited	0.51	0.56	0.64
Weighted-Average Grant-Date Fair Value, Unvested Ending balance	$ 0.08	$ 0.31	$ 0.66